Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments
(5)	Financial Instruments

The following table presents information about the Company’s financial assets that have been measured at fair value at December 31, 2012 and 2011, and indicates the fair value hierarchy of the valuation inputs used to determine such fair value. Cash and cash equivalents at December 31, 2012 included money market funds as noted below.

	2012
	Fair Value	Level 1	Level 2	Level 3
Assets:
Money market fund investments	$30,536,996	$30,536,996	$—	$—
Available for sale securities:
Federal agency bonds	8,089,536	8,089,536	—	—
Corporate commercial paper	3,997,480	3,997,480	—	—
Corporate bonds	1,006,635	1,006,635	—	—

Total available for sale securities	$13,093,651	$13,093,651	$—	$—

Liabilities:
Contingent Liability	$19,836,000	$—	$—	$19,836,000

	2011
	Fair Value	Level 1	Level 2	Level 3
Liabilities:
Contingent Liability	$18,739,000	$—	$—	$18,739,000

Additional information for the Company’s recurring fair value measurements using significant unobservable inputs (Level 3 inputs) was follows:

Balance at December 31, 2010	$14,618,000
Contingent consideration expense	4,121,000
Transfers in and/or out of Level 3	—

Balance at December 31, 2011	$18,739,000
Contingent consideration expense	1,097,000
Transfers in and/or out of Level 3	—

Balance at December 31, 2012	$19,836,000

See note 7, Acquisitions, for additional information related to the fair value of the contingent liability.

Certain financial instruments reflected in the consolidated balance sheets (for example, cash, accounts payable and certain other liabilities) are recorded at cost, which approximates fair value due to their short-term nature.

All available for sale securities have maturity dates less than one year. As of December 31, 2012, unrealized gains and losses on available for sale securities were immaterial.